Summary of Aging Schedule of Loans Receivables on a Recency Basis (Details) - Loans Receivable [Member] Integer in Thousands, $ in Thousands	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Unpaid balances | $	$ 61,293	$ 60,974
Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days) | Integer
Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days) | $
Percentage of interest only accounts
Partial Payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. "Total received" to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.) | Integer
Partial payment accounts unpaid balances | $
Percentage of interest only accounts
Total number of loans | Integer	236	250
Percentage of loans receivable	100.00%	100.00%
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	219	236
Unpaid balances | $	$ 55,381	$ 53,797
Percentage of loans receivable	90.40%	88.20%
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	3	4
Unpaid balances | $	$ 881	$ 2,570
Percentage of loans receivable	1.40%	4.20%
Financing Receivables 90 Days To 179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	3
Unpaid balances | $	$ 1,497
Percentage of loans receivable	2.40%	0.00%
Financing Receivables 180 To 269 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	4	3
Unpaid balances | $	$ 1,641	$ 528
Percentage of loans receivable	2.70%	0.90%
Financing Receivables Greater Than 270 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	7	7
Unpaid balances | $	$ 1,893	$ 4,079
Percentage of loans receivable	3.10%	6.70%
Financial Receivables Subtotal [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	236	250
Unpaid balances | $	$ 61,293	$ 60,974
Percentage of loans receivable	100.00%	100.00%